Derivative Instruments (Details) - Schedule of derivatives in foreign exchange cash flow hedging relationships - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intercompany Foreign Currency Balance [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 438	$ (736)
Option contracts to hedge payroll and facility expenses [Member]
Intercompany Foreign Currency Balance [Line Items]
Statements of income	Cost of revenues and operating expenses
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 395	(158)
Forward contracts to hedge payroll and facility expenses [Member]
Intercompany Foreign Currency Balance [Line Items]
Statements of income	Cost of revenues, operating expenses and financial expenses
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 43	$ (578)